Net Income Per Ordinary Share - Reconciliation of Net Income Attributable to the Group Per the Statement of Operating Income and Net Income Used For Net Income Per Ordinary Share (Details) - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income attributable to the Group	$ 332,331	$ 373,986	$ 322,656
Noncontrolling interest adjustment to redemption amount	(4,522)	(5,048)	0
Net income attributable to the Group (including NCI redemption adjustment)	$ 327,809	$ 368,938	$ 322,656
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (USD per share)	$ 6.20	$ 6.85	$ 5.96
Diluted (USD per share)	$ 6.15	$ 6.79	$ 5.89